Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about “Compensation Actually Paid,” as defined by the SEC and in Footnote 2 below, and certain financial performance of the Company.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Compensation Table Total for Other NEOs(1)	Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return (TSR)	FTSE Nareit Equity Health Care Index TSR(3)	GAAP Net Income (in 000s)	Normalized FFO/ Share(4)
2022	$14,059,092	$17,813,641	$4,224,753	$4,826,766	$88.97	$81.59	$(47,447)	$2.99
2021	14,263,728	9,914,452	6,012,810	5,967,437	97.29	104.85	49,008	2.90
2020	12,628,714	9,443,112	5,404,681	4,924,463	90.29	90.14	439,149	3.32

Company Selected Measure Name	Normalized FFO/Share
Named Executive Officers, Footnote [Text Block]
(1)	The Named Executive Officers in the fiscal years identified above were:

Year	CEO	Other NEOs
2022	Debra A. Cafaro	Peter J. Bulgarelli, John D. Cobb, J. Justin Hutchens and Robert F. Probst
2021	Debra A. Cafaro	Peter J. Bulgarelli, John D. Cobb, J. Justin Hutchens and Robert F. Probst
2020	Debra A. Cafaro	John D. Cobb, J. Justin Hutchens, Robert F. Probst and Carey S. Roberts

Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return and FTSE Nareit Equity Health Care Index Total Shareholder return reflect the return a shareholder would have recognized at the end of each of the fiscal years shown had they invested $100 in the Company or the FTSE Nareit Health Care Index, respectively, on January 1, 2000. We have chosen to include the FTSE NAREIT Equity Health Care Index TSR as our peer group TSR in this table as this is one of the primary measures of performance used in our long-term incentive plan.
PEO Total Compensation Amount	$ 14,059,092	$ 14,263,728	$ 12,628,714
PEO Actually Paid Compensation Amount	$ 17,813,641	9,914,452	9,443,112
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	“Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2020		2021		2022
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,509,954)	(3,720,262)	(11,013,974)	(4,380,687)	(9,666,901)	(2,437,396)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,307,263	3,602,556	10,897,323	4,375,204	9,370,105	2,300,701
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,207,093)	(199,761)	(2,221,470)	(19,974)	478,362	(108,888)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,182,102)	(154,234)	121,077	182,836	3,244,357	671,289
	2020		2021		2022
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,094,539)	(166,103)	(2,323,203)	(334,555)	(503,173)	(94,075)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	500,822	157,586	190,971	131,803	831,798	270,382
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(3,185,602)	(480,218)	(4,349,276)	(45,373)	3,754,549	602,013

Non-PEO NEO Average Total Compensation Amount	$ 4,224,753	6,012,810	5,404,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,826,766	5,967,437	4,924,463
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	“Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2020		2021		2022
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,509,954)	(3,720,262)	(11,013,974)	(4,380,687)	(9,666,901)	(2,437,396)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	9,307,263	3,602,556	10,897,323	4,375,204	9,370,105	2,300,701
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,207,093)	(199,761)	(2,221,470)	(19,974)	478,362	(108,888)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,182,102)	(154,234)	121,077	182,836	3,244,357	671,289
	2020		2021		2022
Adjustments	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,094,539)	(166,103)	(2,323,203)	(334,555)	(503,173)	(94,075)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	500,822	157,586	190,971	131,803	831,798	270,382
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(3,185,602)	(480,218)	(4,349,276)	(45,373)	3,754,549	602,013

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance Measures

The line graphs below compare Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Other NEOs to (i) our cumulative TSR, (ii) FTSE NAREIT Equity Health Care Index TSR (“Nareit TSR”), (iii) our Net Income and (iv) our Normalized FFO/Share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts assume an initial fixed investment of $100, and that any dividends were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance Measures

The line graphs below compare Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Other NEOs to (i) our cumulative TSR, (ii) FTSE NAREIT Equity Health Care Index TSR (“Nareit TSR”), (iii) our Net Income and (iv) our Normalized FFO/Share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts assume an initial fixed investment of $100, and that any dividends were reinvested.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance Measures

The line graphs below compare Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Other NEOs to (i) our cumulative TSR, (ii) FTSE NAREIT Equity Health Care Index TSR (“Nareit TSR”), (iii) our Net Income and (iv) our Normalized FFO/Share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts assume an initial fixed investment of $100, and that any dividends were reinvested.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance Measures

The line graphs below compare Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Other NEOs to (i) our cumulative TSR, (ii) FTSE NAREIT Equity Health Care Index TSR (“Nareit TSR”), (iii) our Net Income and (iv) our Normalized FFO/Share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts assume an initial fixed investment of $100, and that any dividends were reinvested.

Tabular List [Table Text Block]

Key Financial Performance Measures

The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2022 to company performance:

Financial Performance Measures Linked to the Compensation of Named Executive Officers
Normalized FFO per Share
Fixed Charge Coverage
TSR Relative to the FTSE Nareit Health Care REIT Index
TSR Relative to the MSCI U.S. REIT Index
Net Debt to Adjusted Pro Forma EBITDA

See the discussions of our annual and long-term incentive programs in “Compensation Discussion & Analysis” for further information regarding the use of these metrics in our executive compensation program.

Total Shareholder Return Amount	$ 88.97	97.29	90.29
Peer Group Total Shareholder Return Amount	81.59	104.85	90.14
Net Income (Loss)	$ (47,447,000)	$ 49,008,000	$ 439,149,000
Company Selected Measure Amount | $ / shares	2.99	2.90	3.32
PEO Name	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Share
Non-GAAP Measure Description [Text Block]	Normalized FFO/Share is one of the primary measures used in our Annual Incentive Plan. Historical cost accounting for real estate assets implicitly assumes that the value of real estate assets diminishes predictably over time. However, because real estate values historically have risen or fallen with market conditions, many industry investors deem presentations of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. For that reason, we consider Funds From Operations attributable to common stockholders (“FFO”) and Normalized FFO to be appropriate supplemental measures of operating performance of an equity REIT. For information regarding the calculation of Normalized FFO, please see Appendix A. To calculate Normalized FFO on per share basis, Normalized FFO is divided by weighted average diluted shares, as set forth in Note 15 of our 2022 Form 10-K.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fixed Charge Coverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR Relative to the FTSE Nareit Health Care REIT Index
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR Relative to the MSCI U.S. REIT Index
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Adjusted Pro Forma EBITDA
P E O Adjustment Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,666,901)	$ (11,013,974)	$ (9,509,954)
Non P E O N E O Adjustment Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,437,396)	(4,380,687)	(3,720,262)
P E O Adjustment A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,370,105	10,897,323	9,307,263
Non P E O N E O Adjustment A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,300,701	4,375,204	3,602,556
P E O Adjustment A S C 718 Fair Value Of Awards Granted During Applicable F Y That Vested During Applicable F Y Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Adjustment A S C 718 Fair Value Of Awards Granted During Applicable F Y That Vested During Applicable F Y Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adjustment Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	478,362	(2,221,470)	(1,207,093)
Non P E O N E O Adjustment Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,888)	(19,974)	(199,761)
P E O Adjustment Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,244,357	121,077	(1,182,102)
Non P E O N E O Adjustment Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,289	182,836	(154,234)
P E O Adjustment Deduction Of A S C 718 Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(503,173)	(2,323,203)	(1,094,539)
Non P E O N E O Adjustment Deduction Of A S C 718 Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,075)	(334,555)	(166,103)
P E O Adjustment Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	831,798	190,971	500,822
Non P E O N E O Adjustment Increase Based On Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	270,382	131,803	157,586
P E O Adjustment Increase Based On Incremental Fair Value Of Options S A Rs Modified During Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Adjustment Increase Based On Incremental Fair Value Of Options S A Rs Modified During Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adjustment Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Adjustment Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adjustment Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Adjustment Increase For Service Cost And If Applicable Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adjustment Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,754,549	(4,349,276)	(3,185,602)
Non P E O N E O Adjustment Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 602,013	$ (45,373)	$ (480,218)